INCOME TAXES - Deferred Tax Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in deferred tax asset (liability) [abstract]
Deferred tax assets	$ 0.0
Deferred tax liabilities	(180.6)
Net deferred income tax liabilities	(180.6)	$ (188.2)
Deferred tax income (expense) recognised in profit or loss	11.7	7.9
Income tax relating to components of other comprehensive income	(0.1)	(0.4)
Deferred tax relating to items credited (charged) directly to equity	0.2	0.1
Deferred tax assets	0.0	0.0
Deferred tax liabilities	(168.8)	(180.6)
Net deferred income tax liabilities	(168.8)	(180.6)
Non-capital losses
Reconciliation of changes in deferred tax asset (liability) [abstract]
Deferred tax assets	22.5	105.2
Deferred tax income (expense) recognised in profit or loss	36.1	(82.7)
Income tax relating to components of other comprehensive income	0.0	0.0
Deferred tax relating to items credited (charged) directly to equity	0.0	0.0
Deferred tax assets	58.6	22.5
Asset retirement obligations
Reconciliation of changes in deferred tax asset (liability) [abstract]
Deferred tax assets	0.0	2.8
Deferred tax income (expense) recognised in profit or loss	1.2	(2.8)
Income tax relating to components of other comprehensive income	0.0	0.0
Deferred tax relating to items credited (charged) directly to equity	0.0	0.0
Deferred tax assets	1.2	0.0
Other deductible temporary differences
Reconciliation of changes in deferred tax asset (liability) [abstract]
Deferred tax assets	28.1	31.2
Deferred tax income (expense) recognised in profit or loss	2.5	(2.6)
Income tax relating to components of other comprehensive income	0.2	(0.5)
Deferred tax relating to items credited (charged) directly to equity	0.0	0.0
Deferred tax assets	30.8	28.1
Plant and equipment
Reconciliation of changes in deferred tax asset (liability) [abstract]
Deferred tax liabilities	(197.1)	(273.5)
Deferred tax income (expense) recognised in profit or loss	(28.5)	76.4
Income tax relating to components of other comprehensive income	0.0	0.0
Deferred tax relating to items credited (charged) directly to equity	0.0	0.0
Deferred tax liabilities	(225.6)	(197.1)
Royalty interests
Reconciliation of changes in deferred tax asset (liability) [abstract]
Deferred tax liabilities	(5.3)	(7.2)
Deferred tax income (expense) recognised in profit or loss	0.7	1.9
Income tax relating to components of other comprehensive income	0.0	0.0
Deferred tax relating to items credited (charged) directly to equity	0.0	0.0
Deferred tax liabilities	(4.6)	(5.3)
Mining duties
Reconciliation of changes in deferred tax asset (liability) [abstract]
Deferred tax liabilities	0.0	(22.6)
Deferred tax income (expense) recognised in profit or loss		22.6
Income tax relating to components of other comprehensive income		0.0
Deferred tax relating to items credited (charged) directly to equity		0.0
Deferred tax liabilities		0.0
Marketable securities
Reconciliation of changes in deferred tax asset (liability) [abstract]
Deferred tax liabilities	0.0	0.0
Deferred tax income (expense) recognised in profit or loss	0.1	(0.1)
Income tax relating to components of other comprehensive income	(0.3)	0.1
Deferred tax relating to items credited (charged) directly to equity	0.0	0.0
Deferred tax liabilities	(0.2)	0.0
Inventory and Reserves
Reconciliation of changes in deferred tax asset (liability) [abstract]
Deferred tax liabilities	(26.4)	(21.5)
Deferred tax income (expense) recognised in profit or loss	7.9	(4.9)
Income tax relating to components of other comprehensive income	0.0	0.0
Deferred tax relating to items credited (charged) directly to equity	0.0	0.0
Deferred tax liabilities	(18.5)	(26.4)
Other liabilities
Reconciliation of changes in deferred tax asset (liability) [abstract]
Deferred tax liabilities	(2.4)	(2.6)
Deferred tax income (expense) recognised in profit or loss	(8.3)	0.1
Income tax relating to components of other comprehensive income	0.0	0.0
Deferred tax relating to items credited (charged) directly to equity	0.2	0.1
Deferred tax liabilities	$ (10.5)	$ (2.4)